New England Life Insurance Company

One Financial Center

Boston, MA 02111

May 4, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New England Variable Life Separate Account

File Nos. 033-19540/811-03713

Zenith Life Plus

Rule 497(j) Certification

Members of the Commission:

On behalf of New England Life Insurance Company (the “Company”) and New England Variable Life Separate Account (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement, dated May 1, 2020, being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (b) of Rule 497 does not differ from the Prospectus Supplement contained in Post-Effective Amendment No. 38 for the Account filed with the Commission on April 23, 2020.

If you have any questions, please call the undersigned at (980) 949-5089.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate
Associate General Counsel